S000010032 [Member] Investment Strategy - The National Tax-Free Intermediate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
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Security Types: Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes, (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental–meaning that it can be changed only by the holders of a majority of the outstanding voting securities of the Fund.

•	Up to 20% of the Fund’s net assets may be invested in municipal bonds that are not exempt from regular federal income tax or federal alternative minimum taxes.
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Credit Quality: Except as described below, the municipal securities in which the Fund invests will be rated investment grade (e.g., in the top four credit-rating categories) at the time of purchase by at least one nationally recognized statistical rating organization, or if unrated will be deemed by the Adviser to be of comparable quality to investment grade municipal securities. The Fund may invest up to 10% of its total assets in such unrated securities. The Fund may invest up to 5% of its total assets in high yield (non‑investment grade) securities known as junk bonds. Subsequent to purchase, the Fund’s municipal securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, except that the Fund may not hold more than 5% of its total assets in high yield (non‑investment grade) securities.

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Maturity Distribution: The Fund actively manages maturities to take advantage of changes in interest rates. The average dollar-weighted effective maturity of the Fund’s portfolio securities will be five to twelve years, under normal market conditions.

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Duration: The average effective duration of the Fund will be within 30% of the duration of the Bloomberg 3‑15 Year Blend Municipal Bond Index (“Index”), although the Fund has no restriction as to the maximum or minimum duration of any individual security it holds. For example, if the duration of the Index were 5.0 years, the Fund’s assets would have a duration of between 3.5 years and 6.5 years. As of December 31, 2025, the duration of the Fund was 5.93, while the duration of the Index was 5.17. Duration is a measure of a fund’s sensitivity to interest rates. For example, a fund with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 1%. A fund with a duration of 4 years would be twice as volatile as a fund with a duration of 2 years.

•	The Fund strives to minimize net realized capital gains.